Cover	Mar. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2023
Entity File Number	001-40290
Entity Registrant Name	MSD ACQUISITION CORP. / NEW
Entity Central Index Key	0001846996
Entity Tax Identification Number	98-1583537
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	303-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fifth of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one warrant
Trading Symbol	MSDAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MSDA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MSDAW
Security Exchange Name	NASDAQ